AQR MS Fusion Fund Performance Management - AQR MS Fusion Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance One Year or Less [Text]	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance Availability Website Address [Text]	https://funds.aqr.com